Summary of Significant Accounting Policies - Summary of Amortization Method of Intangible Assets (Details)	12 Months Ended
Mar. 31, 2019
Customer-Related Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Amortisation method of intangible assets	Straight line
Estimated useful lives of intangible assets	3 - 10 years
Non-compete agreements
Disclosure Of Intangible Assets [Line Items]
Amortisation method of intangible assets	Straight line
Estimated useful lives of intangible assets	3 - 10 years
Computer Software
Disclosure Of Intangible Assets [Line Items]
Amortisation method of intangible assets	Straight line
Estimated useful lives of intangible assets	3 years
Tradenames
Disclosure Of Intangible Assets [Line Items]
Amortisation method of intangible assets	-
Estimated useful lives of intangible assets	Indefinite